Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
January 31, 2025
MCS-K6-NPRT3-0425
1.9893888.105
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	43,533	8,499,325
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp (United States) (a)	108,933	6,805,045
CANADA - 2.7%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp (United States)	32,653	1,614,364
Imperial Oil Ltd (a)	206,433	13,730,952
South Bow Corp	90,991	2,177,498
		17,522,814
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
RB Global Inc (United States)	107,087	9,582,145
Materials - 0.4%
Metals & Mining - 0.4%
Teck Resources Ltd Class B (United States)	112,946	4,617,232
TOTAL CANADA		31,722,191
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc	145,990	4,667,300
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Wix.com Ltd (b)	33,699	8,050,354
ITALY - 2.1%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	119,578	15,456,657
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	92,871	5,660,232
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	52,949	3,698,939
TOTAL ITALY		24,815,828
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	133,100	3,038,964
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	4,694	3,098,685
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	52,706	5,094,562
THAILAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Fabrinet (b)	28,292	6,117,013
UNITED KINGDOM - 1.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (United Kingdom) (b)	26,514	7,169,974
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	112,163	2,003,231
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	197,217	5,926,371
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	188,493	3,150,444
TOTAL UNITED KINGDOM		18,250,020
UNITED STATES - 87.9%
Communication Services - 2.3%
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class A (b)	47,389	4,171,179
Live Nation Entertainment Inc (b)	51,642	7,471,565
TKO Group Holdings Inc Class A (b)	78,614	12,201,679
		23,844,423
Interactive Media & Services - 0.2%
Pinterest Inc Class A (b)	94,861	3,126,619
Consumer Discretionary - 11.9%
Diversified Consumer Services - 1.7%
Duolingo Inc Class A (b)	25,894	9,425,157
Service Corp International/US	127,259	9,941,473
		19,366,630
Hotels, Restaurants & Leisure - 3.2%
Aramark	174,420	6,786,682
Churchill Downs Inc	80,014	9,888,130
Domino's Pizza Inc	6,796	3,052,220
Texas Roadhouse Inc	39,980	7,240,378
Wyndham Hotels & Resorts Inc	98,309	10,324,411
		37,291,821
Household Durables - 2.5%
DR Horton Inc	20,670	2,933,073
Newell Brands Inc	288,474	2,873,201
NVR Inc (b)	833	6,677,478
Tempur Sealy International Inc	117,700	7,431,578
Toll Brothers Inc	64,110	8,706,779
		28,622,109
Specialty Retail - 3.6%
Burlington Stores Inc (b)	44,005	12,494,340
Chewy Inc Class A (b)	82,300	3,208,054
Floor & Decor Holdings Inc Class A (b)	58,811	5,886,981
Ulta Beauty Inc (b)	4,200	1,731,030
Williams-Sonoma Inc	88,816	18,773,038
		42,093,443
Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp Class A	15,106	3,771,968
Tapestry Inc	101,838	7,428,064
		11,200,032
TOTAL CONSUMER DISCRETIONARY		138,574,035

Consumer Staples - 4.1%
Beverages - 0.5%
Keurig Dr Pepper Inc	183,876	5,902,420
Consumer Staples Distribution & Retail - 3.6%
Albertsons Cos Inc	211,300	4,236,564
BJ's Wholesale Club Holdings Inc (b)	146,191	14,480,219
Maplebear Inc (b)	101,145	4,883,281
Performance Food Group Co (b)	199,261	17,995,261
		41,595,325
Food Products - 0.0%
Bowery Farming Inc (b)(c)	29,997	0
Bowery Farming Inc warrants (b)(c)(d)	10,540	0
		0
TOTAL CONSUMER STAPLES		47,497,745

Energy - 3.1%
Energy Equipment & Services - 0.3%
Kodiak Gas Services Inc	81,647	3,819,446
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	41,413	9,262,017
Core Natural Resources Inc	32,340	2,921,596
Energy Transfer LP	353,997	7,249,859
Ovintiv Inc	51,800	2,186,996
Range Resources Corp	292,954	10,851,016
		32,471,484
TOTAL ENERGY		36,290,930

Financials - 14.8%
Banks - 6.2%
East West Bancorp Inc	77,891	8,020,436
First Citizens BancShares Inc/NC Class A	2,932	6,464,151
Huntington Bancshares Inc/OH	565,132	9,720,270
KeyCorp	194,864	3,503,655
M&T Bank Corp	66,673	13,417,275
Old National Bancorp/IN	195,700	4,667,445
Pinnacle Financial Partners Inc	39,609	4,942,015
Western Alliance Bancorp	68,862	6,050,904
Wintrust Financial Corp	114,894	15,029,285
		71,815,436
Capital Markets - 3.4%
Blue Owl Capital Inc Class A	246,853	6,420,647
Cboe Global Markets Inc	30,106	6,151,559
Houlihan Lokey Inc Class A	39,371	7,154,498
Raymond James Financial Inc	55,732	9,389,727
Stifel Financial Corp	93,078	10,783,086
		39,899,517
Financial Services - 1.3%
Radian Group Inc	136,441	4,641,723
Shift4 Payments Inc Class A (a)(b)	28,942	3,468,699
Toast Inc Class A (b)	159,483	6,526,044
		14,636,466
Insurance - 3.9%
American Financial Group Inc/OH	102,596	14,010,510
Arch Capital Group Ltd	29,663	2,760,735
First American Financial Corp	173,188	10,948,945
Hartford Financial Services Group Inc/The	43,034	4,800,443
Reinsurance Group of America Inc	54,095	12,326,087
		44,846,720
TOTAL FINANCIALS		171,198,139

Health Care - 7.2%
Biotechnology - 1.5%
Arcellx Inc (b)	17,604	1,199,361
Crinetics Pharmaceuticals Inc (b)	35,114	1,415,094
Exact Sciences Corp (b)	56,619	3,173,495
Revolution Medicines Inc (b)	29,000	1,245,550
TG Therapeutics Inc (b)	28,800	912,959
United Therapeutics Corp (b)	26,886	9,441,557
		17,388,016
Health Care Equipment & Supplies - 1.4%
Hologic Inc (b)	50,637	3,652,953
Inspire Medical Systems Inc (b)	12,919	2,499,827
Insulet Corp (b)	10,969	3,053,550
Masimo Corp (b)	43,640	7,603,397
		16,809,727
Health Care Providers & Services - 2.7%
Chemed Corp	11,197	6,292,714
LifeStance Health Group Inc (b)	375,079	2,989,380
Molina Healthcare Inc (b)	16,413	5,094,759
Option Care Health Inc (b)	188,027	5,813,795
Privia Health Group Inc (b)	36,613	836,607
Tenet Healthcare Corp (b)	68,507	9,651,951
		30,679,206
Life Sciences Tools & Services - 1.6%
Avantor Inc (b)	347,590	7,744,305
Bruker Corp	75,865	4,411,550
Repligen Corp (b)	41,794	6,946,581
		19,102,436
TOTAL HEALTH CARE		83,979,385

Industrials - 21.1%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)	6,332	4,129,604
BWX Technologies Inc	64,761	7,313,460
Huntington Ingalls Industries Inc	19,317	3,810,471
Woodward Inc	47,839	8,862,175
		24,115,710
Building Products - 2.7%
AAON Inc	57,180	6,654,608
AZEK Co Inc/The Class A (b)	79,820	4,089,179
Builders FirstSource Inc (b)	15,318	2,562,395
Carlisle Cos Inc	25,218	9,821,402
Fortune Brands Innovations Inc	114,685	8,219,474
		31,347,058
Commercial Services & Supplies - 1.0%
CECO Environmental Corp (b)	91,148	2,581,311
GFL Environmental Inc Subordinate Voting Shares	220,842	9,527,501
		12,108,812
Construction & Engineering - 3.6%
AECOM	141,467	14,916,281
Centuri Holdings Inc	111,005	2,473,191
Comfort Systems USA Inc	20,571	8,984,384
EMCOR Group Inc	21,873	9,800,417
Quanta Services Inc	18,636	5,732,620
		41,906,893
Electrical Equipment - 2.2%
Acuity Brands Inc	43,564	14,480,238
nVent Electric PLC	110,728	7,207,286
Vertiv Holdings Co Class A	35,774	4,186,273
		25,873,797
Machinery - 5.4%
Allison Transmission Holdings Inc	104,166	12,243,673
Atmus Filtration Technologies Inc	72,182	3,018,651
Chart Industries Inc (b)	47,263	10,000,379
Crane Co	55,529	9,457,699
Ingersoll Rand Inc	30,203	2,833,041
ITT Inc	58,616	8,852,188
RBC Bearings Inc (a)(b)	23,123	8,064,146
Westinghouse Air Brake Technologies Corp	33,012	6,863,855
		61,333,632
Professional Services - 2.5%
FTI Consulting Inc (b)	14,544	2,841,169
Leidos Holdings Inc	51,385	7,298,212
Paylocity Holding Corp (b)	34,030	6,993,846
TransUnion	119,002	11,810,949
		28,944,176
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	26,005	6,762,080
Watsco Inc	24,926	11,929,334
		18,691,414
TOTAL INDUSTRIALS		244,321,492

Information Technology - 9.2%
Communications Equipment - 1.6%
Ciena Corp (b)	134,828	11,748,912
Lumentum Holdings Inc (b)	75,926	6,458,265
		18,207,177
Electronic Equipment, Instruments & Components - 2.6%
Belden Inc	53,139	6,189,099
Coherent Corp (b)	92,460	8,366,705
Flex Ltd (b)	303,464	12,639,276
Trimble Inc (b)	38,800	2,908,448
		30,103,528
Semiconductors & Semiconductor Equipment - 1.0%
First Solar Inc (b)	15,427	2,584,331
ON Semiconductor Corp (b)	33,738	1,765,847
Onto Innovation Inc (b)	37,887	7,757,742
		12,107,920
Software - 3.9%
Appfolio Inc Class A (b)	15,756	3,685,486
DocuSign Inc (b)	118,728	11,484,559
Dynatrace Inc (b)	210,361	12,148,348
Informatica Inc Class A (b)	107,139	2,751,330
Manhattan Associates Inc (b)	37,188	7,757,045
Monday.com Ltd (b)	26,224	6,699,183
		44,525,951
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage Inc Class A (b)	18,454	1,250,997
TOTAL INFORMATION TECHNOLOGY		106,195,573

Materials - 5.6%
Chemicals - 1.8%
Axalta Coating Systems Ltd (b)	172,433	6,197,242
Cabot Corp	57,530	4,974,619
CF Industries Holdings Inc	71,607	6,602,881
Element Solutions Inc	109,318	2,821,498
		20,596,240
Construction Materials - 0.6%
Eagle Materials Inc	26,726	6,861,633
Containers & Packaging - 2.5%
AptarGroup Inc	66,616	10,468,705
Crown Holdings Inc	94,779	8,327,283
Graphic Packaging Holding CO	258,970	7,103,547
International Paper Co	59,906	3,332,571
		29,232,106
Metals & Mining - 0.1%
ATI Inc (b)	32,811	1,873,180
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	56,386	6,595,470
TOTAL MATERIALS		65,158,629

Real Estate - 6.4%
Health Care REITs - 1.2%
Omega Healthcare Investors Inc	167,318	6,200,805
Ventas Inc	136,852	8,268,598
		14,469,403
Industrial REITs - 0.5%
Terreno Realty Corp	88,552	5,793,072
Real Estate Management & Development - 2.0%
Compass Inc Class A (b)	361,386	2,620,048
Jones Lang LaSalle Inc (b)	52,240	14,773,472
Zillow Group Inc Class C (b)	60,416	4,967,404
		22,360,924
Residential REITs - 0.3%
Essex Property Trust Inc	13,998	3,983,411
Retail REITs - 1.5%
Acadia Realty Trust	130,006	2,995,338
Macerich Co/The	160,915	3,343,814
NNN REIT Inc	199,095	7,842,352
Tanger Inc	101,742	3,339,172
		17,520,676
Specialized REITs - 0.9%
CubeSmart	253,289	10,562,151
TOTAL REAL ESTATE		74,689,637

Utilities - 2.2%
Electric Utilities - 0.8%
IDACORP Inc	37,091	4,077,784
TXNM Energy Inc	105,882	5,119,395
		9,197,179
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	37,942	6,375,394
Multi-Utilities - 0.9%
NiSource Inc	251,711	9,388,821
TOTAL UTILITIES		24,961,394

TOTAL UNITED STATES		1,019,838,001
TOTAL COMMON STOCKS (Cost $918,584,539)		1,139,997,288

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience Inc Series B (b)(c)(d)	15,539	429,653
Industrials - 0.2%
Construction & Engineering - 0.2%
Beta Technologies Inc Series B, 6% (b)(c)(d)	11,901	1,601,399
Beta Technologies Inc Series C, 6% (c)(d)	1,500	173,370
		1,774,769
TOTAL UNITED STATES		2,204,422
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,611,794)		2,204,422

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	22,746,137	22,750,686
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	8,575,181	8,576,038
TOTAL MONEY MARKET FUNDS (Cost $31,326,724)			31,326,724

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $951,523,057)	1,173,528,434
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(13,197,361)
NET ASSETS - 100.0%	1,160,331,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	55	Mar 2025	17,875,000	197,162	197,162

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,204,422 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc Series B, 6%	4/04/22	1,227,826

Beta Technologies Inc Series C, 6%	10/24/24	171,705

Bowery Farming Inc warrants	10/25/23	0

National Resilience Inc Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,731,834	218,354,160	202,334,607	413,861	(701)	-	22,750,686	22,746,137	0.0%
Fidelity Securities Lending Cash Central Fund	13,096,780	198,876,526	203,397,268	22,180	-	-	8,576,038	8,575,181	0.0%
Total	19,828,614	417,230,686	405,731,875	436,041	(701)	-	31,326,724	31,321,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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